Consolidating Statement of Income (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended	3 Months Ended	8 Months Ended	3 Months Ended	4 Months Ended	12 Months Ended		3 Months Ended	8 Months Ended	3 Months Ended	4 Months Ended	12 Months Ended		3 Months Ended	8 Months Ended	3 Months Ended	4 Months Ended	12 Months Ended		3 Months Ended	8 Months Ended	3 Months Ended	4 Months Ended	12 Months Ended		3 Months Ended	8 Months Ended	3 Months Ended	4 Months Ended	12 Months Ended		3 Months Ended	8 Months Ended	3 Months Ended	4 Months Ended	12 Months Ended
	Jun. 15, 2010	Mar. 31, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Mar. 31, 2012 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Mar. 31, 2013 Parent TransUnion Corp. TransUnion Corp-Successor	Dec. 31, 2012 Parent TransUnion Corp. TransUnion Corp-Successor	Mar. 31, 2012 Parent TransUnion Corp. TransUnion Corp-Predecessor	Apr. 30, 2012 Parent TransUnion Corp. TransUnion Corp-Predecessor	Dec. 31, 2011 Parent TransUnion Corp. TransUnion Corp-Predecessor	Dec. 31, 2010 Parent TransUnion Corp. TransUnion Corp-Predecessor	Mar. 31, 2013 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Successor	Dec. 31, 2012 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Successor	Mar. 31, 2012 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Predecessor	Apr. 30, 2012 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Predecessor	Dec. 31, 2011 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Predecessor	Dec. 31, 2010 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Predecessor	Mar. 31, 2013 Guarantor Subsidiaries TransUnion Corp-Successor	Dec. 31, 2012 Guarantor Subsidiaries TransUnion Corp-Successor	Mar. 31, 2012 Guarantor Subsidiaries TransUnion Corp-Predecessor	Apr. 30, 2012 Guarantor Subsidiaries TransUnion Corp-Predecessor	Dec. 31, 2011 Guarantor Subsidiaries TransUnion Corp-Predecessor	Dec. 31, 2010 Guarantor Subsidiaries TransUnion Corp-Predecessor	Mar. 31, 2013 Non-Guarantor Subsidiaries TransUnion Corp-Successor	Dec. 31, 2012 Non-Guarantor Subsidiaries TransUnion Corp-Successor	Mar. 31, 2012 Non-Guarantor Subsidiaries TransUnion Corp-Predecessor	Apr. 30, 2012 Non-Guarantor Subsidiaries TransUnion Corp-Predecessor	Dec. 31, 2011 Non-Guarantor Subsidiaries TransUnion Corp-Predecessor	Dec. 31, 2010 Non-Guarantor Subsidiaries TransUnion Corp-Predecessor	Mar. 31, 2013 Eliminations TransUnion Corp-Successor	Dec. 31, 2012 Eliminations TransUnion Corp-Successor	Mar. 31, 2012 Eliminations TransUnion Corp-Predecessor	Apr. 30, 2012 Eliminations TransUnion Corp-Predecessor	Dec. 31, 2011 Eliminations TransUnion Corp-Predecessor	Dec. 31, 2010 Eliminations TransUnion Corp-Predecessor
Condensed Financial Statements, Captions [Line Items]
Revenue		$ 290.5	$ 767.0	$ 280.6	$ 373.0	$ 1,024.0	$ 956.5							$ 175.9	$ 465.7	$ 173.7	$ 228.7	$ 637.3	$ 614.8	$ 68.4	$ 168.2	$ 61.4	$ 82.5	$ 209.4	$ 175.6	$ 61.9	$ 176.1	$ 62.2	$ 84.6	$ 238.4	$ 215.4	$ (15.7)	$ (43.0)	$ (16.7)	$ (22.8)	$ (61.1)	$ (49.3)
Operating expenses
Cost of services		117.7	298.2	115.0	172.0	421.5	395.8							79.2	202.3	79.9	122.6	295.1	293.9	29.2	72.9	27.0	36.1	88.3	72.5	20.0	52.9	20.1	29.6	79.5	65.3	(10.7)	(29.9)	(12.0)	(16.3)	(41.4)	(35.9)
Selling, general and administrative		83.0	211.7	78.1	172.0	264.5	263.0			0.1	0.1	0.3	0.3	49.7	135.5	44.9	120.0	166.9	169.1	19.8	39.3	22.0	30.5	63.0	56.6	18.8	50.9	16.2	28.3	55.4	51.7	(5.3)	(14.0)	(5.1)	(6.9)	(21.1)	(14.7)
Depreciation and amortization		45.3	115.0	21.9	29.2	85.3	81.6							35.3	91.3	14.9	19.8	60.9	56.9	3.8	7.7	4.5	5.9	17.1	18.2	6.2	16.0	2.5	3.5	7.3	6.5
Total operating expenses		246.0	624.9	215.0	373.2	771.3	740.4			0.1	0.1	0.3	0.3	164.2	429.1	139.7	262.4	522.9	519.9	52.8	119.9	53.5	72.5	168.4	147.3	45.0	119.8	38.8	61.4	142.2	123.5	(16.0)	(43.9)	(17.1)	(23.2)	(62.5)	(50.6)
Operating income (loss)		44.5	142.1	65.6	(0.2)	252.7	216.1			(0.1)	(0.1)	(0.3)	(0.3)	11.7	36.6	34.0	(33.7)	114.4	94.9	15.6	48.3	7.9	10.0	41.0	28.3	16.9	56.3	23.4	23.2	96.2	91.9	0.3	0.9	0.4	0.4	1.4	1.3
Non-operating income and expense
Interest expense		(25.8)	(72.8)	(30.7)	(40.5)	(126.4)	(90.1)			(0.2)	(0.3)	(1.3)	(1.2)	(25.8)	(73.1)	(30.4)	(40.2)	(124.9)	(88.6)							(0.2)	0.1	(0.2)	(0.3)	(0.2)	(0.3)	0.2	0.2	0.1	0.3
Interest income		0.3	0.8	0.4	0.6	0.7	1.0			0.3	0.3		0.3	0.3	0.2	0.2	0.3	0.1	0.2							0.2	0.8	0.1	0.3	0.6	0.5	(0.2)	(0.2)	(0.2)	(0.3)
Other income and (expense), net		(0.6)	2.1	(2.9)	(23.8)	(59.9)	(44.0)	14.1	61.2	24.2	(72.7)	42.9	38.0	28.1	60.7	23.2	23.4	28.0	30.3					(0.1)	(0.4)	(0.5)	(3.4)	0.1	(0.4)	(4.7)	(1.7)	(42.3)	(116.4)	(50.4)	25.9	(126.0)	(110.2)
Total non-operating income and expense		(26.1)	(69.9)	(33.2)	(63.7)	(185.6)	(133.1)	14.1	61.2	24.3	(72.7)	41.6	37.1	2.6	(12.2)	(7.0)	(16.5)	(96.8)	(58.1)					(0.1)	(0.4)	(0.5)	(2.5)		(0.4)	(4.3)	(1.5)	(42.3)	(116.4)	(50.5)	25.9	(126.0)	(110.2)
Income (loss) from continuing operations before income taxes		18.4	72.2	32.4	(63.9)	67.1	83.0	14.1	61.2	24.2	(72.8)	41.3	36.8	14.3	24.4	27.0	(50.2)	17.6	36.8	15.6	48.3	7.9	10.0	40.9	27.9	16.4	53.8	23.4	22.8	91.9	90.4	(42.0)	(115.5)	(50.1)	26.3	(124.6)	(108.9)
(Provision) benefit for income taxes	7.5	(6.9)	(24.3)	(20.3)	11.5	(17.8)	(46.3)	(3.9)	(18.2)	(14.0)	17.9	(0.5)	(0.2)	(0.2)	37.1	(0.2)	(1.6)	25.3	0.8	(0.1)	(21.8)			(20.9)	(13.6)	(2.7)	(21.4)	(6.1)	(4.8)	(21.7)	(33.3)
Income (loss) from continuing operations			47.9		(52.4)	49.3	36.7					40.8	36.6					42.9	37.6					20.0	14.3					70.2	57.1					(124.6)	(108.9)
Discontinued operations, net of tax						(0.5)	8.2																							(0.5)	8.2
Net income (loss)		11.5	47.9	12.1	(52.4)	48.8	44.9	10.2	43.0	10.2	(54.9)	40.8	36.6	14.1	61.5	26.8	(51.8)	42.9	37.6	15.5	26.5	7.9	10.0	20.0	14.3	13.7	32.4	17.3	18.0	69.7	65.3	(42.0)	(115.5)	(50.1)	26.3	(124.6)	(108.9)
Less: net income attributable to noncontrolling interests		(1.3)	(4.9)	(1.9)	(2.5)	(8.0)	(8.3)																			(1.3)	(4.9)	(1.9)	(2.5)	(8.0)	(8.3)
Net income (loss) attributable to TransUnion Corp and TransUnion Holding Company, Inc.		$ 10.2	$ 43.0	$ 10.2	$ (54.9)	$ 40.8	$ 36.6	$ 10.2	$ 43.0	$ 10.2	$ (54.9)	$ 40.8	$ 36.6	$ 14.1	$ 61.5	$ 26.8	$ (51.8)	$ 42.9	$ 37.6	$ 15.5	$ 26.5	$ 7.9	$ 10.0	$ 20.0	$ 14.3	$ 12.4	$ 27.5	$ 15.4	$ 15.5	$ 61.7	$ 57.0	$ (42.0)	$ (115.5)	$ (50.1)	$ 26.3	$ (124.6)	$ (108.9)